Investment Objectives and Goals	May 15, 2026
2x Sui ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Sui ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SUI. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

2x Avalanche ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Avalanche ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AVAX. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.